Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000
Previously Paid Amount	0.00
Total Fee Amount	0.35
Total Offset Amount	0.00
Net Fee	0.35
Narrative - Max Aggregate Offering Price	$ 4,000
Final Prospectus	true